Assumptions Used in Determining Net Periodic Pension Cost, Based on Actuarial Computations of NTT CDBP (Detail)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	2.10%	2.20%	2.30%
Long-term rate of salary increases	2.20%	2.20%	2.20%
Expected long-term rate of return on plan assets	2.30%	2.50%	2.50%
NTT CDBP
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	2.10%	2.20%	2.30%
Long-term rate of salary increases	3.40%	2.60%	2.60%
Expected long-term rate of return on plan assets	2.50%	2.50%	2.50%